LONG-TERM DEBT - 2010 Notes (Details) - USD ($) $ in Thousands	Apr. 07, 2017	Apr. 07, 2010
2010 Notes
LONG-TERM DEBT
Principal		$ 600,000
Borrowings	$ 485,000
2010 Notes | Weighted Average
LONG-TERM DEBT
Interest rate		6.59%
Maturity period		9 years 10 months 2 days
Series A
LONG-TERM DEBT
Interest rate	6.13%
Repayments of non-current borrowings	$ 115,000
Series B
LONG-TERM DEBT
Principal		$ 360,000
Interest rate		6.67%
Series C
LONG-TERM DEBT
Principal		$ 125,000
Interest rate		6.77%